Trading Advisors - Additional Information (Detail)	5 Months Ended	12 Months Ended	19 Months Ended
	May. 31, 2014	Dec. 31, 2015	Dec. 31, 2015
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis		0.125%
Management fee, annual basis		1.50%
Incentive fee, monthly trading profits basis		20.00%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis		0.125%
Management fee, annual basis		1.50%
Incentive fee, monthly trading profits basis		20.00%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis	0.167%	0.125%	0.125%
Management fee, annual basis	2.00%	1.50%	1.50%
Incentive fee, monthly trading profits basis		20.00%